Share Capital - Founders’ warrants (Details) - BSPCE	12 Months Ended
Dec. 31, 2021 employee
Former employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted	3
Former Executive Board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of employees with service conditions lifted	2